FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the non-redeemable Common Stock (Details)	Dec. 31, 2023 $ / shares	Aug. 01, 2023 $ / shares
Market price of public shares
FAIR VALUE MEASUREMENTS
Non-redeemable common stock	6.2	10.57
Probability of acquisition
FAIR VALUE MEASUREMENTS
Non-redeemable common stock	1	0.82
Equity volatility
FAIR VALUE MEASUREMENTS
Non-redeemable common stock	0.12	0.199
Discount for lack of marketability
FAIR VALUE MEASUREMENTS
Non-redeemable common stock	0.08	0.03
Discount factor for revenue
FAIR VALUE MEASUREMENTS
Non-redeemable common stock	0.051	0.051